Subsequent Events (Details) - USD ($)												1 Months Ended						3 Months Ended		12 Months Ended
	Dec. 01, 2020	Nov. 12, 2020	Nov. 10, 2020	Oct. 27, 2020	Oct. 16, 2020	Oct. 07, 2020	Oct. 05, 2020	Sep. 01, 2020	Jul. 15, 2020	Jul. 14, 2020	Jul. 13, 2020	Dec. 28, 2020	Sep. 21, 2020	Sep. 11, 2020	Sep. 04, 2020	Aug. 12, 2020	Jul. 27, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Subsequent Events (Textual)
Common stock issued amount																		$ 88,301	$ 89,450	$ 357,134	$ 249,435
Services value																		88,301	89,450	357,134	249,435
Common Stock [Member]
Subsequent Events (Textual)
Common stock issued amount																		$ 2,814	$ 22,995	$ 91,101	$ 29,397
Shares issued for services (in Shares)																		2,813,903	22,995,143	91,101,103	29,397,257
Services value																		$ 2,814	$ 22,995	$ 91,101	$ 29,397
Subsequent Event [Member]
Subsequent Events (Textual)
Common stock company issued			53,615,458		5,315,949											5,294,205
Conversion of principal amount			$ 35,700		$ 80,000
Common stock issued amount		$ 300,000		$ 400,000		$ 300,000	$ 29,722
Accrued interest			$ 15,235		$ 4,011
Common stock purchase agreement, description	The Company entered into a securities purchase agreement with the purchaser set forth on the signature page thereto for the purchase and sale of an aggregate of 120,000,000 shares of the Company’s common stock and warrants to purchase an aggregate of up to 120,000,000 shares of common stock, in a registered direct offering at a combined purchase price of $0.075 per share and warrant, for aggregate gross proceeds to the Company of $9,000,000.											In consideration for the immediate exercise of the Prior Warrants for cash, the exercising investor received new unregistered warrants to purchase up to an aggregate of 132,000,000 shares of common stock (the “New Warrants”). The New Warrants have an exercise price of $0.075 per share, with an exercise period of three years from the date of issuance. The closing of the Exercise and issuance of the New Warrants occurred on December 29, 2020. The gross proceeds to the Company from the Exercise were $9.0 million, prior to deducting placement agent fees and offering expenses.
Shares issued for services (in Shares)		15,237,709		19,685,040		13,489,209	992,387
Services value		$ 300,000		$ 400,000		$ 300,000	$ 29,722
Shares issued for principal amount (in Shares)			53,615,458		5,315,949											5,294,205
Warrants, percentage	7.00%
Aggregate of purchase shares	8,400,000											120,000,000
Warrants exercise price	$ 0.0938											$ 0.075
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Textual)
Research agreement, description								The research agreement may be terminated by either party upon sixty (60) days prior written notice or by either party upon notice of a material breach or default which is not cured within 90 days of receipt of written notice of such breach. This term of the research agreement runs through August 31, 2021, but may be extended upon mutual agreement of the parties.
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Textual)
Common stock issued amount													$ 4,000,000
Common stock purchase agreement, description													The Company has the right, in its sole discretion, subject to the conditions and limitations in the Purchase Agreement, to direct GHS, by delivery of a purchase notice from time to time (a "Purchase Notice") to purchase (each, a "Purchase") over the 6-month term of the Purchase Agreement, a minimum of $10,000 and up to a maximum of $400,000 (the "Purchase Amount") of shares of common stock (the "Purchase Shares") for each Purchase Notice (provided that, the Purchase Amount for any Purchase will not exceed two times the average of the daily trading dollar volume of the common stock during the 10 business days preceding the purchase date). The number of Purchase Shares we will issue under each Purchase will be equal to 112.5% of the Purchase Amount sold under such Purchase, divided by the Purchase Price per share (as defined under the Purchase Agreement). The "Purchase Price" is defined as 90% of the lowest end-of-day volume weighted average price of the common stock for the five consecutive business days immediately preceding the purchase date, including the purchase date. We may not deliver more than one Purchase Notice to GHS every ten business days, except as the parties may otherwise agree.
Percentage of net proceeds													4.00%
Services value													$ 4,000,000
Subsequent Event [Member] | Common stock six [Member]
Subsequent Events (Textual)
Common stock company issued									48,802,884	1,047,679	23,420,128			2,390,871	929,546	836,678
Conversion of principal amount									$ 33,000		$ 80,000			$ 40,000		$ 80,000
Accrued interest											3,989			1,995		3,989
Other fees									$ 13,363		$ 300			$ 300		300
Amount for service										$ 29,335					$ 29,699	$ 29,267
Common stock purchase agreement, description																	The Company entered into a common stock purchase agreement, whereby an investor purchased 20,000,000 shares of common stock at a purchase price of $0.025.
Shares issued for principal amount (in Shares)									48,802,884	1,047,679	23,420,128			2,390,871	929,546	836,678
Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Textual)
Warrants, percentage												7.00%
Aggregate of purchase shares												8,400,000
Warrants exercise price												$ 0.0938